Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://kineticsfunds.com/reports.htm. You can also get this information at no cost by calling (800) 930-3828 or by sending an e-mail request to kineticsfunds@usbank.com, or from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated April 30, 2014, are incorporated by reference into this Summary Prospectus.

THE MEDICAL FUND

Investment Objective

The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.

Fee Table(1)
Shareholder Transaction Expenses		Institutional
(fees paid directly from your investment)		Class
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)		None
Redemption Fee (as a percentage of amount redeemed on
shares held for 30 days or less, if applicable)		2.00%

Annual Fund Operating Expenses		Institutional
(expenses that you pay each year as a percentage of the value of your investment)		Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.79%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.59%
Total Annual Fund Operating Expenses		2.04%
Less: Fee Waiver(2)		-0.85%
Net Annual Fund Operating Expenses		1.19%

(1)
This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.

(2)
Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Medical Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2015. In addition, the Investment Adviser to the Medical Portfolio has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding acquired fund fees and expenses (“AFFE”), through May 1, 2015. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2015.

Example. This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$121	$557	$1,020	$2,301

Portfolio Turnover. The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance. During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategy

The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Principal Investment Risks

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

•
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

•
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

•	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

•
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

•
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

•
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

•
Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

•
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

•
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

•
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Medical Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

•
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

•
Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Medical Fund may be appropriate for investors who:

•	wish to invest for the long-term;

•	want to diversify their portfolios;

•	want to allocate some portion of their long-term investments to growth equity investing;

•	are willing to accept the volatility associated with equity investing; and

•	are comfortable with the risks described herein.

Performance

The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2011. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Best Quarter:	2013	Q1	20.54%
Worst Quarter:	2011	Q3	-15.60%

The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2013
				Since
	1 Year	5 Years	10 Years	Inception(1)
The Medical Fund (MEDRX) No Load
Return Before Taxes	49.25%	17.26%	9.52%	10.06%
Return After Taxes on Distributions	48.96%	16.42%	8.90%	9.60%
Return After Taxes on Distributions and Sale of Fund Shares	28.11%	14.11%	7.87%	8.57%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	7.41%	4.55%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	38.32%	21.51%	7.62%	2.99%

(1)
The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

Management

Investment Adviser. Kinetics Asset Management LLC is the Medical Portfolio’s investment adviser.

Portfolio Managers. The Medical Portfolio is managed by an investment team with Mr. Abel as the Portfolio Manager. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Bruce P. Abel	Portfolio Manager	15
Peter Doyle	Investment Team Member	15

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Medical Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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